                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-490

                          Oppenheimer Equity Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                             Shares          Value
                                                           ----------   --------------
COMMON STOCKS--95.6%
CONSUMER DISCRETIONARY--6.4%
DIVERSIFIED CONSUMER SERVICES--0.5%
Apollo Group, Inc., Cl. A(1)                                   83,900   $    6,571,887
                                                                        --------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Burger King Holdings, Inc.                                    146,700        3,366,765
                                                                        --------------
MEDIA--3.8%
Cablevision Systems Corp. New York Group, Cl. A               847,073       10,961,125
Cinemark Holdings, Inc.                                       858,805        8,064,179
McGraw-Hill Cos., Inc. (The)                                  169,500        3,876,465
News Corp., Inc., Cl. A                                     2,648,968       17,536,168
Time Warner Cable, Inc.                                       295,340        7,324,432
Walt Disney Co. (The)                                         156,000        2,832,960
                                                                        --------------
                                                                            50,595,329
SPECIALTY RETAIL--0.9%
Bed Bath & Beyond, Inc.(1)                                    263,424        6,519,744
Staples, Inc.                                                 338,800        6,135,668
                                                                        --------------
                                                                            12,655,412
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Coach, Inc.(1)                                                384,025        6,413,218
Nike, Inc., Cl. B                                              71,600        3,357,324
Polo Ralph Lauren Corp., Cl. A                                 83,800        3,540,550
                                                                        --------------
                                                                            13,311,092
CONSUMER STAPLES--10.5%
BEVERAGES--2.3%
Molson Coors Brewing Co., Cl. B                               477,446       16,366,849
PepsiCo, Inc.                                                 284,100       14,625,468
                                                                        --------------
                                                                            30,992,317
FOOD & STAPLES RETAILING--3.1%
Kroger Co. (The)                                              828,218       17,574,786
Wal-Mart Stores, Inc.                                         271,300       14,134,730
Walgreen Co.                                                  399,885       10,381,015
                                                                        --------------
                                                                            42,090,531
FOOD PRODUCTS--2.7%
Cadbury plc                                                   722,822        5,465,710
Campbell Soup Co.                                             584,024       15,978,897
Nestle SA                                                     432,509       14,620,879
                                                                        --------------
                                                                            36,065,486
HOUSEHOLD PRODUCTS--0.5%
Colgate-Palmolive Co.                                         115,300        6,800,394
                                                                        --------------
PERSONAL PRODUCTS--0.1%
Mead Johnson Nutrition Co., Cl. A(1)                           22,120          638,604
                                                                        --------------
TOBACCO--1.8%
Lorillard, Inc.                                               107,004        6,606,427
Philip Morris International, Inc.                             504,721       17,957,973
                                                                        --------------
                                                                            24,564,400


                       1 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                             Shares          Value
                                                           ----------   --------------
ENERGY--9.6%
ENERGY EQUIPMENT & SERVICES--1.4%
Cameron International Corp.(1)                                235,300   $    5,160,129
Schlumberger Ltd.                                             250,250       10,165,155
Transocean Ltd.(1)                                             59,900        3,524,516
                                                                        --------------
                                                                            18,849,800
OIL, GAS & CONSUMABLE FUELS--8.2%
Apache Corp.                                                  212,921       13,646,107
Chevron Corp.                                                 516,628       34,738,067
Devon Energy Corp.                                            334,026       14,927,622
Exxon Mobil Corp.                                             146,200        9,956,220
Occidental Petroleum Corp.                                    236,000       13,133,400
Range Resources Corp.                                         301,750       12,420,030
XTO Energy, Inc.                                              395,175       12,100,259
                                                                        --------------
                                                                           110,921,705
FINANCIALS--11.6%
CAPITAL MARKETS--2.7%
Charles Schwab Corp. (The)                                    383,700        5,947,350
Credit Suisse Group AG                                        201,845        6,122,164
Goldman Sachs Group, Inc. (The)                                64,000        6,785,280
Julius Baer Holding AG                                         87,908        2,162,368
Morgan Stanley(2)                                             259,663        5,912,527
Northern Trust Corp.                                           91,300        5,461,566
T. Rowe Price Group, Inc.                                     113,600        3,278,496
                                                                        --------------
                                                                            35,669,751
COMMERCIAL BANKS--0.6%
SunTrust Banks, Inc.                                          122,800        1,441,672
Wells Fargo & Co.                                             451,740        6,432,778
                                                                        --------------
                                                                             7,874,450
CONSUMER FINANCE--0.8%
SLM Corp.(1)                                                2,114,000       10,464,300
                                                                        --------------
DIVERSIFIED FINANCIAL SERVICES--3.2%
BM&F BOVESPA SA(3)                                          1,190,000        3,616,554
IntercontinentalExchange, Inc.(1)                             151,100       11,252,417
JPMorgan Chase & Co.(2)                                       862,240       22,918,339
MSCI, Inc., Cl. A(1)                                          337,410        5,705,603
                                                                        --------------
                                                                            43,492,913
INSURANCE--4.1%
Assurant, Inc.                                                724,316       15,775,602
Everest Re Group Ltd.                                         379,682       26,881,486
MetLife, Inc.                                                 456,410       10,392,456
National Financial Partners Corp.                             684,640        2,190,848
                                                                        --------------
                                                                            55,240,392
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Jones Lang LaSalle, Inc.                                      138,590        3,223,603
                                                                        --------------


                       2 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                             Shares          Value
                                                           ----------   --------------
HEALTH CARE--17.0%
BIOTECHNOLOGY--2.3%
Amgen, Inc.(1)                                                 96,000   $    4,753,920
Celgene Corp.(1)                                              215,989        9,589,912
Gilead Sciences, Inc.(1)                                      304,410       14,100,271
Vertex Pharmaceuticals, Inc.(1)                               102,300        2,939,079
                                                                        --------------
                                                                            31,383,182
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
Bard (C.R.), Inc.                                              46,000        3,667,120
Baxter International, Inc.                                    324,900       16,641,378
Covidien Ltd.                                                 211,430        7,027,933
Dentsply International, Inc.                                  255,300        6,854,805
Intuitive Surgical, Inc.(1)                                    28,200        2,689,152
Stryker Corp.                                                 121,000        4,118,840
                                                                        --------------
                                                                            40,999,228
HEALTH CARE PROVIDERS & SERVICES--2.9%
Aetna, Inc.                                                   599,189       14,578,268
Express Scripts, Inc.(1)                                      238,100       10,993,077
Medco Health Solutions, Inc.(1)                                62,900        2,600,286
Schein (Henry), Inc.(1)                                       115,500        4,621,155
UnitedHealth Group, Inc.                                      326,853        6,841,033
                                                                        --------------
                                                                            39,633,819
LIFE SCIENCES TOOLS & SERVICES--1.8%
Covance, Inc.(1)                                               96,100        3,424,043
Illumina, Inc.(1)                                             193,300        7,198,492
Thermo Fisher Scientific, Inc.(1)                             385,300       13,743,651
                                                                        --------------
                                                                            24,366,186
PHARMACEUTICALS--6.9%
Abbott Laboratories                                           400,658       19,111,387
Allergan, Inc.                                                166,800        7,966,368
Merck & Co., Inc.                                             751,100       20,091,925
Novo Nordisk AS, Cl. B                                         42,600        2,040,204
Pfizer, Inc.                                                1,009,686       13,751,923
Roche Holding AG                                               53,428        7,331,506
Shire plc                                                     377,288        4,602,351
Wyeth                                                         434,249       18,690,077
                                                                        --------------
                                                                            93,585,741
INDUSTRIALS--8.6%
AEROSPACE & DEFENSE--2.4%
General Dynamics Corp.                                         93,500        3,888,665
Goodrich Corp.                                                312,114       11,825,999
Lockheed Martin Corp.                                         188,300       12,998,349
United Technologies Corp.                                      86,300        3,709,174
                                                                        --------------
                                                                            32,422,187
AIR FREIGHT & LOGISTICS--0.6%
United Parcel Service, Inc., Cl. B                            165,866        8,163,925


                       3 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                             Shares          Value
                                                           ----------   --------------
CONSTRUCTION & ENGINEERING--0.3%
Quanta Services, Inc.(1)                                      180,500   $    3,871,725
                                                                        --------------
ELECTRICAL EQUIPMENT--0.8%
ABB Ltd.                                                      756,083       10,554,475
                                                                        --------------
INDUSTRIAL CONGLOMERATES--2.0%
Tyco International Ltd.                                     1,401,714       27,417,526
                                                                        --------------
MACHINERY--1.9%
Joy Global, Inc.                                              158,300        3,371,790
Navistar International Corp.(1)                               647,337       21,659,896
                                                                        --------------
                                                                            25,031,686
ROAD & RAIL--0.2%
Burlington Northern Santa Fe Corp.                             56,300        3,386,445
                                                                        --------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Aircastle Ltd.                                              1,224,096        5,692,046
                                                                        --------------
INFORMATION TECHNOLOGY--19.6%
COMMUNICATIONS EQUIPMENT--6.8%
Cisco Systems, Inc.(1)                                        536,353        8,994,640
F5 Networks, Inc.(1)                                          170,600        3,574,070
Juniper Networks, Inc.(1)                                     281,900        4,245,414
QUALCOMM, Inc.                                              1,095,887       42,640,963
Research in Motion Ltd.(1)                                    755,776       32,551,272
                                                                        --------------
                                                                            92,006,359
COMPUTERS & PERIPHERALS--2.5%
Apple, Inc.(1)                                                262,768       27,622,172
NetApp, Inc.(1)                                               389,092        5,774,125
                                                                        --------------
                                                                            33,396,297
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
FLIR Systems, Inc.(1)                                         164,380        3,366,502
                                                                        --------------
INTERNET SOFTWARE & SERVICES--2.8%
eBay, Inc.(1)                                                 347,000        4,358,320
Google, Inc., Cl. A(1)                                         96,342       33,532,797
                                                                        --------------
                                                                            37,891,117
IT SERVICES--2.6%
Accenture Ltd., Cl. A                                         200,100        5,500,749
MasterCard, Inc., Cl. A                                        77,800       13,029,944
SAIC, Inc.(1)                                                 302,200        5,642,074
Visa, Inc., Cl. A                                             198,160       11,017,696
                                                                        --------------
                                                                            35,190,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.2%
Applied Materials, Inc.                                       280,100        3,011,075
Broadcom Corp., Cl. A(1)                                      489,984        9,789,880
MEMC Electronic Materials, Inc.(1)                            165,000        2,720,850
NVIDIA Corp.(1)                                               768,510        7,577,509
Texas Instruments, Inc.                                       398,900        6,585,839
                                                                        --------------
                                                                            29,685,153
SOFTWARE--2.5%
Adobe Systems, Inc.(1)                                        293,754        6,283,398


                       4 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                             Shares          Value
                                                           ----------   --------------
SOFTWARE CONTINUED
CA, Inc.                                                      169,200   $    2,979,612
Microsoft Corp.                                               441,900        8,117,703
Nintendo Co. Ltd.                                              22,700        6,658,703
Oracle Corp.(1)                                               198,210        3,581,655
Salesforce.com, Inc.(1)                                       169,310        5,541,516
                                                                        --------------
                                                                            33,162,587
MATERIALS--5.9%
CHEMICALS--5.9%
Ecolab, Inc.                                                   95,100        3,302,823
Lubrizol Corp. (The)                                          832,830       28,324,548
Monsanto Co.                                                  283,595       23,566,745
Potash Corp. of Saskatchewan, Inc.                            148,050       11,963,921
Praxair, Inc.                                                 178,800       12,031,452
                                                                        --------------
                                                                            79,189,489
TELECOMMUNICATION SERVICES--3.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
AT&T, Inc.                                                    996,638       25,115,278
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Crown Castle International Corp.(1)                           545,800       11,139,778
NII Holdings, Inc.(1)                                         400,700        6,010,500
                                                                        --------------
                                                                            17,150,278
UTILITIES--3.3%
ELECTRIC UTILITIES--1.2%
Exelon Corp.                                                  360,301       16,354,062
                                                                        --------------
MULTI-UTILITIES--2.1%
PG&E Corp.                                                    727,349       27,799,278
                                                                        --------------
Total Common Stocks (Cost $1,496,166,810)                                1,290,204,165
PREFERRED STOCKS--1.4%
Petroleo Brasileiro SA, Sponsored ADR, Preference(1)
(Cost $25,674,712)                                            738,328       18,089,036
                                                                        --------------
INVESTMENT COMPANY--3.4%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.80% (4, 5) (Cost $46,017,954)                            46,017,954       46,017,954
                                                                        --------------
Total Investments, at Value (Cost $1,567,859,476)               100.4%   1,354,311,155
Liabilities in Excess of Other Assets                            (0.4)      (5,077,011)
                                                           ----------   --------------
Net Assets                                                      100.0%  $1,349,234,144


                       5 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Footnotes to Statement of Investments

1.   Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options. See accompanying Notes.

3. A sufficient amount of liquid assets has been designated to cover outstanding written put options. See accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                              SHARES                                     SHARES
                            DECEMBER 31,      GROSS         GROSS       MARCH 31,
                               2008         ADDITIONS     REDUCTIONS      2009
                            ------------   -----------   -----------   ----------
Oppenheimer Institutional
   Money Market Fund,
   Cl. E                     40,968,570    169,942,197   164,892,813   46,017,954

                               VALUE       INCOME
                            -----------   -------
Oppenheimer Institutional
   Money Market Fund,
   Cl. E                    $46,017,954   $90,976

5.   Rate shown is the 7-day yield as of March 31, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $1,336,927,937      $(340,104)
Level 2--Other Significant Observable Inputs       17,383,218             --
Level 3--Significant Unobservable Inputs                  --              --
                                               --------------      ---------
   Total                                       $1,354,311,155      $(340,104)
                                               ==============      =========


                       6 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

WRITTEN OPTIONS AS OF MARCH 31, 2009 ARE AS FOLLOWS:

                              NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS
DESCRIPTION            TYPE   CONTRACTS     PRICE       DATE      RECEIVED     VALUE
-----------            ----   ---------   --------   ----------   --------   ---------
Aetna, Inc.            Put      1,165      $17.50      7/20/09    $154,012   $(104,850)
JPMorgan Chase & Co.   Call     1,273       30.00      4/20/09     169,766    (112,024)
Morgan Stanley         Call     1,295       30.00      4/20/09     132,180     (19,425)
UnitedHealth Group,
   Inc.                Put      1,597       15.00      6/22/09     154,908    (103,805)
                                                                  --------   ---------
                                                                  $610,866   $(340,104)
                                                                  ========   =========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for


                        7 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on:


                        8 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an


                        9 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

MARKET RISK FACTORS

In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK

     Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK

     Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK

     Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK

     Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES

The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from


                       10 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK

     Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the manager believes to be creditworthy at the time of the transaction. As of March 31, 2009, all of the Fund's derivative positions are in an unrealized depreciation position and therefore not currently subject to loss if the counterparties to its derivative transactions failed to perform. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's ISDA master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES

     The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of March 31, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $340,104. If a contingent feature would have been triggered as of March 31, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.


                       11 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

Options are exposed to the market risk factor of the specific underlying financial instrument.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.


                       12 | Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Written option activity for the period ended March 31, 2009 was as follows:

                                  CALL OPTIONS             PUT OPTIONS
                            -----------------------   ---------------------
                            NUMBER OF    AMOUNT OF    NUMBER OF   AMOUNT OF
                            CONTRACTS    PREMIUMS     CONTRACTS    PREMIUMS
                            ---------   -----------   ---------   ---------
Options outstanding as of
   December 31, 2008              --    $        --        --      $     --
Options written               27,720      1,930,173     2,762       308,920
Options closed or expired    (25,152)    (1,628,227)       --            --
                             -------    -----------     -----      --------
Options outstanding as of
   March 31, 2009              2,568    $   301,946     2,762      $308,920
                             =======    ===========     =====      ========

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,625,692,221
Federal tax cost of other investments         (610,866)
                                        --------------
Total federal tax cost                  $1,625,081,355
                                        ==============
Gross unrealized appreciation           $   97,273,689
Gross unrealized depreciation             (368,383,993)
                                        --------------
Net unrealized depreciation             $ (271,110,304)
                                        ==============


                       13 | Oppenheimer Equity Fund, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2009